GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2016	2017

Costs:
Beginning balance	430	401
Acquisition of Tangning Garden	—	—
Foreign Currency Adjustment	(29)	27

Ending balance	401	428
Accumulated goodwill impairment loss	—	—

Goodwill, net	401	428